ASSET ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2022
ASSET ACQUISITION [Abstract]
Allocation of purchase price	The allocation of the purchase price is as follows:

Purchase price consideration	$
Consideration – cash	868,129
Consideration – shares	269,467
Fair value of consideration	1,137,596

Vehicles	452,343
Customer contract	685,253
Total net assets acquired	1,137,596